American Funds Insurance Series - Portfolio
SeriesSM
American Funds Global Growth PortfolioSM
Investment portfolio
March 31, 2022
unaudited
Growth funds 80.15%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	567,241	$22,304
American Funds Insurance Series - Growth Fund, Class 1	130,664	15,198
American Funds Insurance Series - Global Small Capitalization Fund, Class 1[1]	383,794	11,195
American Funds Insurance Series - International Fund, Class 1	362,121	7,431
American Funds Insurance Series - New World Fund, Class 1	131,320	3,745
Total growth funds (cost: $52,403,000)		59,873
Growth-and-income funds 19.93%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	874,279	14,889
Total growth-and-income funds (cost: $12,042,000)		14,889
Total investment securities 100.08% (cost: $64,445,000)		74,762
Other assets less liabilities (0.08)%		(62)
Net assets 100.00%		$74,700
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.15%
American Funds Insurance Series - Global Growth Fund, Class 1	$25,184	$539	$4	$—[3]	$(3,415)	$22,304	$—	$—
American Funds Insurance Series - Growth Fund, Class 1	16,742	422	476	(54)	(1,436)	15,198	—	—
American Funds Insurance Series - Global Small Capitalization Fund, Class 1[1]	12,680	377	5	—[3]	(1,857)	11,195	—	—
American Funds Insurance Series - International Fund, Class 1	8,437	29	232	(33)	(770)	7,431	—	—
American Funds Insurance Series - New World Fund, Class 1	4,217	9	43	(7)	(431)	3,745	—	—
						59,873
Growth-and-income funds 19.93%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	16,853	44	748	(10)	(1,250)	14,889	—	—
Total 100.08%				$(104)	$(9,159)	$74,762	$—	$—
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 13

American Funds Growth and Income PortfolioSM
Investment portfolio
March 31, 2022
unaudited
Growth funds 10.36%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	319,011	$37,104
Total growth funds (cost: $24,589,000)		37,104
Growth-and-income funds 40.14%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,142,174	72,768
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	4,171,449	71,040
Total growth-and-income funds (cost: $121,935,000)		143,808
Asset allocation funds 9.99%
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,294,588	35,795
Total asset allocation funds (cost: $37,387,000)		35,795
Equity-income funds 9.99%
American Funds Insurance Series - Capital Income Builder, Series 1	3,014,662	35,814
Total equity-income funds (cost: $29,330,000)		35,814
Fixed income funds 29.60%
American Funds Insurance Series - The Bond Fund of America, Class 1	9,978,911	106,076
Total fixed income funds (cost: $112,719,000)		106,076
Total investment securities 100.08% (cost: $325,960,000)		358,597
Other assets less liabilities (0.08)%		(293)
Net assets 100.00%		$358,304
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.36%
American Funds Insurance Series - Growth Fund, Class 1	$37,645	$2,958	$255	$(24)	$(3,220)	$37,104	$—	$—
Growth-and-income funds 40.14%
American Funds Insurance Series - Growth-Income Fund, Class 1	75,346	1,744	289	(16)	(4,017)	72,768	—	—
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	75,361	1,359	37	(2)	(5,641)	71,040	—	—
						143,808
Asset allocation funds 9.99%
American Funds Insurance Series - Asset Allocation Fund, Class 1	37,647	—	—	—	(1,852)	35,795	—	—
Equity-income funds 9.99%
American Funds Insurance Series - Capital Income Builder, Series 1	37,800	202	1,328	18	(878)	35,814	201	—
Fixed income funds 29.60%
American Funds Insurance Series - The Bond Fund of America, Class 1	113,219	2,247	3,602	(190)	(5,598)	106,076	—	—
Total 100.08%				$(214)	$(21,206)	$358,597	$201	$—
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 13

American Funds Managed Risk Growth PortfolioSM
Investment portfolio
March 31, 2022
unaudited
Growth funds 54.21%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,638,674	$539,524
American Funds Insurance Series – Global Growth Fund, Class 1	6,893,169	271,039
American Funds Insurance Series – Global Small Capitalization Fund, Class 1[1]	6,185,412	180,429
Total growth funds (cost: $986,493,000)		990,992
Growth-and-income funds 19.85%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,269,048	271,981
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,124,853	90,864
Total growth-and-income funds (cost: $284,336,000)		362,845
Fixed income funds 20.20%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,746,489	369,355
Total fixed income funds (cost: $400,682,000)		369,355
Short-term securities 3.14%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[2]	57,410,887	57,411
Total short-term securities (cost: $57,411,000)		57,411
Options purchased 0.16%
Options purchased*		2,877
Total options purchased (cost: $10,522,000)		2,877
Total investment securities 97.56% (cost: $1,739,444,000)		1,783,480
Other assets less liabilities 2.44%		44,628
Net assets 100.00%		$1,828,108
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	10	$4,530	$2,750.00	6/17/2022	$5
S&P 500 Index	86	38,962	2,800.00	6/17/2022	44
S&P 500 Index	75	33,978	2,900.00	6/17/2022	45
S&P 500 Index	320	144,973	2,925.00	6/17/2022	185
S&P 500 Index	31	14,044	3,000.00	6/17/2022	21
S&P 500 Index	10	4,530	3,050.00	6/17/2022	7
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 13

unaudited
*Options purchased  (continued)

Put  (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	60	$27,183	$3,075.00	6/17/2022	$43
S&P 500 Index	2,554	1,157,067	3,100.00	6/17/2022	2,010
S&P 500 Index	150	67,956	2,950.00	9/16/2022	339
S&P 500 Index	69	31,260	3,025.00	9/16/2022	178
					$2,877
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,106	June 2022	$126,844	$412
Japanese Yen Currency Contracts	Short	55	June 2022	(5,663)	271
Nikkei 225 Index Contracts	Short	26	June 2022	(5,886)	(561)
FTSE 100 Index Contracts	Short	119	June 2022	(11,642)	(663)
British Pound Currency Contracts	Short	151	June 2022	(12,392)	11
Russell 2000 Mini Index Contracts	Short	207	June 2022	(21,387)	(615)
S&P Mid 400 E-mini Index Contracts	Short	130	June 2022	(34,960)	(1,376)
Mini MSCI Emerging Market Index Contracts	Short	673	June 2022	(37,873)	(1,973)
Euro Stoxx 50 Index Contracts	Short	953	June 2022	(40,043)	(2,081)
Euro Currency Contracts	Short	311	June 2022	(43,147)	(317)
S&P 500 E-mini Index Contracts	Short	1,447	June 2022	(327,800)	(19,488)
					$(26,380)
Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.21%
American Funds Insurance Series – Growth Fund, Class 1	$594,971	$109,805	$115,375	$41,697	$(91,574)	$539,524	$—	$—
American Funds Insurance Series – Global Growth Fund, Class 1	298,430	43,329	30,664	(4,258)	(35,798)	271,039	—	—
American Funds Insurance Series – Global Small Capitalization Fund, Class 1[1]	198,324	35,045	24,271	8,799	(37,468)	180,429	—	—
						990,992
Growth-and-income funds 19.85%
American Funds Insurance Series – Growth-Income Fund, Class 1	298,430	19,167	29,834	11,369	(27,151)	271,981	—	—
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	100,106	3,869	11,126	3,119	(5,104)	90,864	—	—
						362,845
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 13

unaudited
Investments in affiliates3  (continued)

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 20.20%
American Funds Insurance Series – The Bond Fund of America, Class 1	$398,536	$51,645	$61,232	$(4,363)	$(15,231)	$369,355	$—	$—
Total 94.26%				$56,363	$(212,326)	$1,723,192	$—	$—
[1]	Fund did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 3/31/2022.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 6 of 13

American Funds Managed Risk Growth and Income PortfolioSM
Investment portfolio
March 31, 2022
unaudited
Growth funds 9.81%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,197,456	$139,276
Total growth funds (cost: $135,531,000)		139,276
Growth-and-income funds 49.39%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	20,627,087	351,279
American Funds Insurance Series – Growth-Income Fund, Class 1	5,495,457	350,115
Total growth-and-income funds (cost: $605,756,000)		701,394
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,570,662	71,079
Total asset allocation funds (cost: $74,057,000)		71,079
Equity-income funds 14.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	17,918,401	212,871
Total equity-income funds (cost: $183,714,000)		212,871
Fixed income funds 15.12%
American Funds Insurance Series – The Bond Fund of America, Class 1	20,206,582	214,796
Total fixed income funds (cost: $232,687,000)		214,796
Short-term securities 3.18%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[1]	45,082,589	45,083
Total short-term securities (cost: $45,083,000)		45,083
Options purchased 0.18%
Options purchased*		2,565
Total options purchased (cost: $9,061,000)		2,565
Total investment securities 97.67% (cost: $1,285,889,000)		1,387,064
Other assets less liabilities 2.33%		33,096
Net assets 100.00%		$1,420,160
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 13

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	65	$29,448	$2,800.00	6/17/2022	$34
S&P 500 Index	80	36,243	2,925.00	6/17/2022	46
S&P 500 Index	169	76,564	2,950.00	6/17/2022	107
S&P 500 Index	57	25,823	3,000.00	6/17/2022	39
S&P 500 Index	15	6,796	3,050.00	6/17/2022	11
S&P 500 Index	44	19,934	3,075.00	6/17/2022	31
S&P 500 Index	2,278	1,032,027	3,100.00	6/17/2022	1,793
S&P 500 Index	20	9,061	2,950.00	9/16/2022	45
S&P 500 Index	178	80,641	3,025.00	9/16/2022	459
					$2,565
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,633	June 2022	$187,285	$167
Russell 2000 Mini Index Contracts	Short	40	June 2022	(4,133)	(119)
Japanese Yen Currency Contracts	Short	72	June 2022	(7,414)	338
Nikkei 225 Index Contracts	Short	33	June 2022	(7,470)	(688)
FTSE 100 Index Contracts	Short	155	June 2022	(15,164)	(843)
British Pound Currency Contracts	Short	198	June 2022	(16,250)	16
S&P Mid 400 E-mini Index Contracts	Short	83	June 2022	(22,320)	(878)
Mini MSCI Emerging Market Index Contracts	Short	496	June 2022	(27,913)	(1,417)
Euro Stoxx 50 Index Contracts	Short	835	June 2022	(35,085)	(1,924)
Euro Currency Contracts	Short	273	June 2022	(37,875)	(264)
S&P 500 E-mini Index Contracts	Short	979	June 2022	(221,780)	(13,284)
					$(18,896)
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.81%
American Funds Insurance Series – Growth Fund, Class 1	$152,822	$35,832	$36,561	$7,811	$(20,628)	$139,276	$—	$—
Growth-and-income funds 49.39%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	382,784	45,051	48,622	12,967	(40,901)	351,279	—	—
American Funds Insurance Series – Growth-Income Fund, Class 1	382,784	45,553	58,094	17,588	(37,716)	350,115	—	—
						701,394
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 8 of 13

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$77,139	$2,124	$4,443	$(211)	$(3,530)	$71,079	$—	$—
Equity-income funds 14.99%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	229,961	12,777	24,732	6,495	(11,630)	212,871	1,214	—
Fixed income funds 15.12%
American Funds Insurance Series – The Bond Fund of America, Class 1	229,961	27,987	31,671	(2,669)	(8,812)	214,796	—	—
Total 94.31%				$41,981	$(123,217)	$1,339,416	$1,214	$—
[1]	Rate represents the seven-day yield at 3/31/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 9 of 13

American Funds Managed Risk Global Allocation PortfolioSM
Investment portfolio
March 31, 2022
unaudited
Growth funds 24.55%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,712,509	$106,656
Total growth funds (cost: $110,784,000)		106,656
Growth-and-income funds 19.84%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,058,988	86,155
Total growth-and-income funds (cost: $70,926,000)		86,155
Asset allocation funds 9.91%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,556,182	43,028
Total asset allocation funds (cost: $37,090,000)		43,028
Balanced funds 24.98%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,839,995	108,506
Total balanced funds (cost: $103,242,000)		108,506
Fixed income funds 15.15%
American Funds Insurance Series – Capital World Bond Fund, Class 1	6,094,277	65,818
Total fixed income funds (cost: $74,057,000)		65,818
Short-term securities 3.39%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[1]	14,752,946	14,753
Total short-term securities (cost: $14,753,000)		14,753
Options purchased 0.17%
Options purchased*		727
Total options purchased (cost: $2,474,000)		727
Total investment securities 97.99% (cost: $413,326,000)		425,643
Other assets less liabilities 2.01%		8,711
Net assets 100.00%		$434,354
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 10 of 13

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2022 (000)
S&P 500 Index	50	$22,652	$2,800.00	6/17/2022	$26
S&P 500 Index	15	6,796	2,900.00	6/17/2022	9
S&P 500 Index	7	3,171	2,950.00	6/17/2022	4
S&P 500 Index	11	4,983	3,000.00	6/17/2022	7
S&P 500 Index	5	2,265	3,050.00	6/17/2022	4
S&P 500 Index	36	16,310	3,075.00	6/17/2022	26
S&P 500 Index	576	260,952	3,100.00	6/17/2022	453
S&P 500 Index	50	22,652	2,950.00	9/16/2022	113
S&P 500 Index	30	13,591	3,000.00	9/16/2022	75
S&P 500 Index	4	1,812	3,025.00	9/16/2022	10
					$727
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	351	June 2022	$40,255	$(33)
Russell 2000 Mini Index Contracts	Short	12	June 2022	(1,240)	(36)
Japanese Yen Currency Contracts	Short	29	June 2022	(2,986)	140
Nikkei 225 Index Contracts	Short	14	June 2022	(3,169)	(290)
S&P Mid 400 E-mini Index Contracts	Short	14	June 2022	(3,765)	(135)
FTSE 100 Index Contracts	Short	53	June 2022	(5,185)	(295)
British Pound Currency Contracts	Short	68	June 2022	(5,581)	6
Mini MSCI Emerging Market Index Contracts	Short	208	June 2022	(11,705)	(590)
Euro Stoxx 50 Index Contracts	Short	364	June 2022	(15,294)	(832)
Euro Currency Contracts	Short	119	June 2022	(16,510)	(114)
S&P 500 E-mini Index Contracts	Short	195	June 2022	(44,175)	(2,610)
					$(4,789)
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.55%
American Funds Insurance Series – Global Growth Fund, Class 1	$120,215	$21,553	$18,883	$5,578	$(21,807)	$106,656	$—	$—
Growth-and-income funds 19.84%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	96,446	7,573	10,796	1,340	(8,408)	86,155	—	—
Asset allocation funds 9.91%
American Funds Insurance Series – Asset Allocation Fund, Class 1	47,995	1,382	4,010	554	(2,893)	43,028	—	—
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 11 of 13

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Balanced funds 24.98%
American Funds Insurance Series – Global Balanced Fund, Class 1	$120,215	$3,382	$7,906	$578	$(7,763)	$108,506	$—	$—
Fixed income funds 15.15%
American Funds Insurance Series – Capital World Bond Fund, Class 1	72,221	6,436	7,011	(226)	(5,602)	65,818	—	—
Total 94.43%				$7,824	$(46,473)	$410,163	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,569,906,000, $1,374,252,000 and $356,466,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $341,069,000, $379,813,000 and $130,365,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At March 31, 2022, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
INGEFP1-875-0522O-S85386	American Funds Insurance Series — Portfolio Series — Page 13 of 13